1. Business and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Nature of Operations

We are a holding company focused in the areas of (i) consumer product sales (through a membership program) and the potential marketing and deployment of GX Coins in connection with our membership program, and (ii) EB-5 investments for foreign investors who are interested in acquiring lawful permanent residence in the United States.

For a more detailed description see “Description of Business”, please refer to the Company’s Annual Report on Form 10-K for the year ended December 31, 2015, filed with the SEC.

Corporate History

Our Company was incorporated in the State of Nevada on October 12, 2000 under the name Cogen Systems, Inc. We changed our name to Snocone Systems, Inc. on December 6, 2001. On April 1, 2005, Snocone Systems, Inc. and its wholly-owned subsidiary, WYD Acquisition Corp., a California corporation (the “Merger Sub”), merged with Who’s Your Daddy, Inc. (“WYD”), an unrelated, privately held California corporation, whereby the Merger Sub merged with and into WYD. After the merger, WYD continued its corporate existence as a direct, wholly-owned subsidiary of Snocone Systems, Inc. under the laws of the State of California. On April 13, 2005, we changed our name to Who’s Your Daddy, Inc. and, effective June 1, 2010, we changed our name to FITT Highway Products, Inc. Effective October 29, 2013, we merged with F.I.T.T. Energy Products, Inc. (“FITT”) whereby FITT merged into our Company, with our Company being the surviving entity. Effective October 29, 2014 the name of our Company was changed to Global Future City Holding Inc. and our trading symbol changed from “FHWY” to “FTCY.”

Description of Business and Nature of Operations

We are a holding company focused in the areas of consumer product sales (through a membership program) and EB-5 investments.

With respect to consumer product sales, we entered this market space through our October 2015 acquisition of GX-Life Global, Inc. (“GX-Life”). See Note 3. Through GX-Life, we sell high quality consumer products such as personal care, wellness, and quality-of-life products under the brand, “GX-Life”, via direct sales to consumers and e-commerce channels. GX-Life is a business which has developed a robust, scalable network marketing platform that utilizes iMatrix’s software to support direct selling opportunities throughout the world. During the three months ended March 31, 2016, we have received approximately $1,770,000 from new members enrolled in our GX-Life direct-selling membership program.

Our direct-selling program includes a reward program featuring a digital currency (the “GX Coin”) we access through an agreement with Great Coin, Inc. (“Great Coin”). See Note 6.

GX-Life, prior to our acquisition, was primarily owned by our CEO, Ning Liu, and our COO/CFO, Michael Dunn. Great Coin is currently owned by the same two individuals.

In 2015, we purchased 100% of the membership interests in Powerdyne, an EB-5 Regional Center approved by the USCIS. See Note 3. As an EB-5 Regional Center, we intend to attract and pool investments from qualified foreign investors for the purpose of job creation within a defined geographic region. To date, we have not yet been involved with any EB-5 investment projects, but we are actively pursuing several opportunities. Due to the size, scope and complexity of these projects, we expect that it will take significant time for their vetting, funding and completion.

We will continue to market and sell our previous product line, the F.I.T.T. brand of energy drinks, as part of our direct-selling business.

Changes in Ownership

Sky Rover Stock Purchase Agreement

On April 17, 2015, our Company and Sky Rover Holdings, Ltd., a corporation formed under the laws of the Republic of Seychelles (“Sky Rover”) completed the closing of a Stock Purchase Agreement (the “SPA”) whereby certain unaffiliated parties that contributed cash, E-Gold coin (“EGD”) crypto-assets, and other consideration to complete the SPA (including the shares issued to Mr. Lei Pei as described below) (collectively, the “Acquiring Shareholders”) cumulatively acquired approximately 87.3% of the outstanding shares of stock of our Company in exchange for our receipt of $400,000 in cash and the contribution of 4,000,000 EGD to our wholly-owned subsidiary, Global Modern Enterprise Limited, a Hong Kong entity (the “EGD Subsidiary”). Additionally, Sky Rover’s officer, Mr. Lei Pei, provided the initial down payment for the purchase of Powerdyne.

In connection with the closing of the SPA, Mr. Lei Pei purchased 6,000,000 newly-issued shares of our common stock for $3,000,000 in cash in a separate transaction that closed on March 30, 2015, which was meant to provide working capital for our anticipated expansion programs. On August 17, 2015, Mr. Pei, resigned from our Company as its Chief Executive Officer, Chief Financial Officer and Chairman.

In connection with the share purchase by Sky Rover, we intended to market and deploy the EGD through a reward program (“Rewarded EGD”). EGD is a crypto-asset rather than digital currency because unlike digital currency, users cannot purchase goods or services with EGD or use EGD as a medium of exchange. In order to ensure compliance with existing securities regulations, on February 10, 2015 we filed a Request for No-Action Relief (the “No-Action Letter”) with the Securities and Exchange Commission (“SEC”) to obtain clarification that the SEC will not recommend enforcement action against our Company and its related subsidiaries regarding our use of the EGD. Despite several inquiries made by our Company, we did not receive a substantive response from the SEC on the No-Action Letter. This led management to elect to rescind the previous contribution of EGD and to focus on the acquisition of GX-Life as described below. As a result, on October 9, 2015, we withdrew the No-Action Letter from consideration by the SEC.

GX-Life Acquisition

On October 2, 2015, we completed a Share Exchange Agreement with GX-Life, whereby we spun-off 100% of our ownership interest in the EGD Subsidiary (including 4,000,000 EGD) in exchange for 100% of the outstanding common stock of GX-Life. In a related transaction, on October 2, 2015, the former shareholders of GX-Life sold all of their interests in the EGD Subsidiary to the Acquiring Shareholders in the Sky Rover SPA in exchange for 21,280,000 shares of our Company’s common stock previously acquired in the Sky Rover SPA. Collectively these two transactions are referred to as the “GX-Life Transactions”. As a result of the GX-Life Transactions, much of the Sky Rover SPA has been effectively unwound and the 4,000,000 EGD crypto-assets are no longer owned or controlled by our Company or any of our subsidiaries.

The GX-Life Transactions effectuated a change in control of our Company, as the former shareholders of GX-Life, including Michael Dunn, Ning Liu and Tomoe Masuya, acquired 21,280,000 shares of our common stock representing an aggregate voting power of 45.9%.

Form S-1 Registration Statement

On May 8, 2015, we filed a Form S-1 Registration Statement under the Securities Act of 1933 (“S-1”) with the SEC for the initial registration of 10 million shares of our common stock, and the S-1 has been declared effective by the SEC. The offering is priced at $3.50 per share. Subsequent to December 31, 2015, we arranged for the sale of 1,000,000 shares under the S-1 for a total of $3,500,000. In that regard, we have received $999,975 to date and we are in the process of finalizing the remaining paperwork and funding with respect to the sale.

Management Plans

During 2015, our Company entered into various corporate transactions and started setting up our direct selling program.  As such, no revenues were derived in 2015 and the Company’s annual expenditures are greater than cash reserves at year end.  Such conditions raise substantial doubt about our ability to continue as a going concern.  In 2016 we have started generating revenues and have received substantial direct selling program membership deposits which help fund operations.  In addition, through the date of issuance, we have raised approximately $3.5M through the sale of our common shares, approximately $1.0 million of which has been received as described above.  Accordingly, based on anticipated future expenditures, cash on hand at year end, and receipts subsequent to year end, we believe any substantial doubt about our ability to continue as a going concern has been alleviated.